Consolidated Statements of Changes in Shareholders' Equity - CAD CAD in Thousands	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance, beginning of year at Dec. 31, 2014	CAD 3,120,002	CAD 46,906	CAD (1,039,260)	CAD 95,478
Increase (decrease) in equity
Share-based compensation - settled	10,050	(10,050)
Share-based compensation - non-cash		19,587
Stock Option Plan - cash	3,205
Stock Option Plan - exercised	267	(267)
Net income/(loss)			(1,523,403)		CAD (1,523,403)
Dividends declared			(131,955)		(132,000)
Change in cumulative translation adjustment				307,194	307,194
Balance, end of year at Dec. 31, 2015	3,133,524	56,176	(2,694,618)	402,672	897,754
Increase (decrease) in equity
Public offering (net of issue costs)	223,031
Share-based compensation - settled	9,407	(9,407)
Share-based compensation - non-cash		27,014
Net income/(loss)			397,416		397,416
Dividends declared			(35,439)		(35,400)
Change in cumulative translation adjustment				(49,271)	(49,271)
Balance, end of year at Dec. 31, 2016	3,365,962	73,783	(2,332,641)	353,401	1,460,505
Increase (decrease) in equity
Share-based compensation - settled	20,984	(20,984)
Share-based compensation - non-cash		22,576
Net income/(loss)			236,998		236,998
Dividends declared			(29,033)		(29,000)
Change in cumulative translation adjustment				(90,277)	(90,277)
Balance, end of year at Dec. 31, 2017	CAD 3,386,946	CAD 75,375	CAD (2,124,676)	CAD 263,124	CAD 1,600,769